Gold-linked Loan (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Gold-linked Loan [Abstract]
Summary Of Movement Of Gold-linked Loan	The Company recorded a fair value gain on the loan of $1,685 (2024: $1,681) in change in fair value of gold-linked loan in the consolidated statements of comprehensive loss for the year ended December 31, 2025.

($)
Balance at December 31, 2023	10,139
Interest income credited against gold-linked loan	(1,081)
Change in fair value during the year	1,681
Balance at December 31, 2024	10,739
Interest income credited against gold-linked loan	(1,598)
Change in fair value during the year	1,685
Balance at December 31, 2025	10,826